RELATED PARTY TRANSACTIONS - Prepayments to related party (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties	¥ 4,820	¥ 1,970
Beijing Li Tian Rong Ze Yi Jia Technology Development Co Ltd [Member]
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties		638
Beijing Shi Ji Jia Tian Xia Technology Development Co Ltd [Member]
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties		¥ 1,332
Beihai Silver Beach
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties	1,500
Che Tian Xia Company Ltd.
Related Party Transaction [Line Items]
Prepayments to and amounts due from related parties	¥ 3,320